Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Release of unrealized loss on available-for-sale investments, tax, upon disposal	$ 0	$ 0
Unrealized gain on available-for-sale investments, tax		$ 0	$ 0